Offerings - Offering: 1	Aug. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Junior Subordinated Debentures due September 15, 2055
Amount Registered | shares	325,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 325,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 49,757.5
Offering Note
1
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” in Northwest Natural Holding Company’s Registration Statement on Form
S-3
(File
No. 333-281437),
which was filed on August 9, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.